Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Premises and equipment, net
Premises and equipment, net, are summarized as follows:

	December 31,
	2019	2018
Land	$7,708,424	$6,693,927
Buildings and Improvements	25,336,734	23,319,946
Furniture and Equipment	12,748,562	11,878,563
Construction in Progress	1,751,176	1,391,986
Total Premises and Equipment	47,544,896	43,284,422
Less: Accumulated Depreciation	(20,325,013)	(19,109,715)
Total Premises and Equipment, Net	$27,219,883	$24,174,707

Future minimum payments under non-cancelable operating leases